Leases (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [abstract]
Disclosure of quantitative information about right-of-use assets
Right-of-use Assets:

£'000
Cost
At January 1, 2022	6,625
Additions	9,502
Lease modification	1,759
Disposals	(161)
Foreign currency translation	133
At December 31, 2022	17,858
Additions	6,775
Lease modification	742
Disposals	(157)
Foreign currency translation	(214)
At December 31, 2023	25,004
Accumulated Depreciation
At January 1, 2022	1,471
Depreciation charge- R&D expenses	1,468
At Depreciation charge- G&A expenses	279
At Disposals	(161)
At Foreign currency translation	7
At December 31, 2022	3,064
Depreciation charge- R&D expenses	3,077
Depreciation charge- G&A expenses	490
Disposals	(125)
Foreign currency translation	(15)
At December 31, 2023	6,491
Carrying value
At December 31, 2023	18,513
At December 31, 2022	14,794

Disclosure of maturity analysis of operating lease payments
Lease Liability Maturity

	December 31,
	2023	2022
	£’000	£’000
Current	2,396	2,641
Non-current	16,221	10,942
	18,617	13,583
The undiscounted lease liability contractual maturities as at December 31, 2023 and 2022 are as follows:

	December 31,
	2023	2022
	£'000	£'000
Within one year	3,399	2,641
One to five years	14,707	9,682
More than 5 years	4,003	3,930
	22,109	16,253

Disclosure of additional information about leasing activities for lessee
In respect of the Group’s leasing activities the following amounts were recognised:

	December 31,
	2023	2022
	£’000	£’000
Recognised within general administrative expenses
Depreciation charge for the right-of-use assets	3,567	1,747
Expenses relating to short-term leases	286	409
Onerous lease expense	807	—

Recognised within finance expenses
Interest expense on lease liabilities	1,028	299
See note 3 for further details regarding the onerous lease expense recorded during the year ended December 31, 2023.